JNF Portfolios

JNF Equity Portfolio

JNF Balanced Portfolio

each a series of Northern Lights Variable Trust

Supplement dated January 14, 2013 to the Prospectus dated May 1, 2012

______________________________________________

Reference is made to the JNF Equity Portfolio and JNF Balanced Portfolio (the “Portfolios”).  David R. Johnsen no longer serves as Co-Portfolio Manager for the Portfolios and all references to David R. Johnsen on pages 3, 10 and 19 of the Prospectus are hereby removed.  David C. Coughenour and Robert H. Kramer continue to serve as Co-Portfolio Managers of the JNF Equity Portfolio and Co-Portfolio Managers of the equity portion of the JNF Balanced Portfolio.

This Supplement, the Prospectus and the Statement of Additional Information dated May 1, 2012, provide relevant information for all shareholders and should be retained for future reference.  The Prospectus and Statement of Information both dated May 1, 2012 have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling (866) 667-0564

JNF Portfolios

JNF Equity Portfolio

JNF Balanced Portfolio

each a series of Northern Lights Variable Trust

Supplement dated January 14, 2013 to the

 Statement of Additional Information dated May 1, 2012

______________________________________________

Reference is made to the JNF Equity Portfolio and JNF Balanced Portfolio (the “Portfolios”).  David R. Johnsen no longer serves as Co-Portfolio Manager for the Portfolios and all references to David R. Johnsen on page 31 of the Statement of Additional Information are hereby removed.  David C. Coughenour and Robert H. Kramer continue to serve as Co-Portfolio Managers of the JNF Equity Portfolio and Co-Portfolio Managers of the equity portion of the JNF Balanced Portfolio.

This Supplement, the Prospectus and the Statement of Additional Information dated May 1, 2012, provide relevant information for all shareholders and should be retained for future reference.  The Prospectus and Statement of Information both dated May 1, 2012 have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling (866) 667-0564